Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 06, 2019	Jun. 29, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	PARKE BANCORP, INC.
Entity Central Index Key	0001315399
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 184.8
Entity Common Stock, Shares Outstanding		10,750,239
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false